Stock Option Plan	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Stock Option Plan [Line Items]
Stock Option Plan

13.    Stock Option Plan

In May 2015, the Company established its 2015 Stock Option Plan (the “Plan”) which provides for the granting of stock options to employees and consultants of the Company. Options granted under the Plan may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees (including officers and directors who are also employees). NSOs may be granted to Company employees and consultants. The number of shares of common stock available for issuance under the Plan are increased from time to time by the Board of Directors. On September 25, 2020, the Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 5,000,000 shares of common stock, increasing the shares reserved for issuance under the plan from 22,246,448 to 27,246,448. On May 24, 2021, the Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 4,200,000 shares of common stock, increasing the shares reserved for issuance under the plan from 27,246,448 to 31,446,448.

The exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. The exercise price of an ISO granted to an employee who at the time of grant is a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. To date, options have a term of ten years and generally vest over a four-year period.

Activity under the Company’s stock option plan, including non-founder early exercised options, is set forth below:

			Weighted Average
	Shares Available for Grant	Number of Options Outstanding	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	4,032,081	14,028,646	$0.26	8.85	$1,197
Shares authorized	5,000,000	—
Granted	(5,957,116)	5,957,116	0.47
Exercised	—	(473,594)	0.21
Forfeited	2,043,185	(2,043,185)	0.32
Repurchased	33,691	—	0.14
Outstanding at December 31, 2020	5,151,841	17,468,983	$0.33	7.76	$2,794
Shares authorized	4,200,000
Granted	(7,980,914)	7,980,914	0.51
Exercised	—	(2,147,445)	0.23
Forfeited	1,749,610	(1,749,610)	0.31
Outstanding at December 31, 2021	3,120,537	21,552,842	$0.41	7.51	$3,073
Exercisable at December 31, 2021		9,000,500	$0.33	5.56	$2,008

Aggregate intrinsic value in the above table is calculated as the difference between the exercise price of the options and the Company’s estimated fair value of its common stock as of December 31, 2020 and 2021. The total intrinsic value of options exercised was $0.1 million and $0.6 million for the years ended December 31, 2020 and 2021, respectively.

Stock-Based Compensation

The determination of the fair value of stock-based payment awards on the date of grant is affected by the stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, the expected period of time that stock options are expected to be outstanding, risk-free interest rates, and expected dividends.

Estimating the fair value of equity-settled awards as of the grant date using valuation models, such as the Black-Scholes option pricing model, is affected by assumptions regarding a number of complex variables. These inputs include:

Fair Value of Common Stock — The fair value of the common stock underlying the stock option awards was determined by the Company’s board of directors. Given the absence of a public trading market, the board of directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the rights, preferences, and privileges of convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) stage and development of the Company’s business; (v) general economic conditions; and (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions. To evaluate the fair value of the underlying shares for grants between two independent valuations and after the last independent valuation, a linear interpolation framework was used to evaluate the fair value of the underlying shares.

Expected Term — The expected term assumption represents the weighted-average period that the Company’s stock-based awards are expected to be outstanding. The Company has opted to use the “simplified method” for estimating the expected term of the options, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option.

Expected Volatility — For all stock options granted to date, the volatility data was estimated based on a study of publicly traded industry peer companies. For purposes of identifying these peer companies, the Company considered the industry, stage of development, size and financial leverage of potential comparable companies.

Expected Dividend — The Black-Scholes valuation model calls for a single expected dividend yield as an input. The Company currently has no history or expectation of paying cash dividends on its common stock.

Risk-Free Interest Rate — The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues similar in duration to the expected term of the equity-settled award.

The estimated grant-date fair values of employee and non-employee stock options for the years ended December 31, 2020 and 2021 were calculated using the Black-Scholes valuation model, based on the following assumptions:

Year Ended December 31,
	2020	2021
Risk-free interest rate	0.35% – 1.42%	0.64% – 1.13%
Weighted-average expected term (years)	5.93 – 6.07	5.85 – 6.08
Expected dividends	—%	—%
Weighted-average expected volatility	80.54% – 84.21%	79.34% – 83.46%

During the year ended December 31, 2020 and 2021, the Company granted stock options to employees and non-employees to purchase 5,957,116 and 7,980,914 shares, respectively, of common stock with a weighted-average grant date fair value of $0.33 and $0.37 per share, respectively.

Total stock-based compensation expense recorded in the consolidated statements of operations and comprehensive loss was allocated as follows:

	Year Ended December 31,
	2020	2021
	(in thousands)
Research and development	$511	$377
General and administrative	394	1,019
Total stock-based compensation expense	$905	$1,396

As of December 31, 2021, there was $3.9 million of total unrecognized compensation cost related to unvested share-based compensation arrangements under the Plan that is expected to be recognized over a weighted-average period of 2.9 years.

Liability for Early Exercise of Stock Options

As of December 31, 2020, there were 60,082 of shares issued to non-founding members of the Company that remain unvested. These shares were issued upon the early exercise of stock options prior to the vesting of the underlying shares and are subject to repurchase by the Company at the original issuance price upon termination of the services received from the holder of the option. As of December 31, 2020, the Company recorded $9,500 within accrued expenses and other current liabilities associated with options granted to non-founding members of the Company that are subject to repurchase by the Company. There were no unvested shares issued or any related liability outstanding as of December 31, 2021.